Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges

The following table presents the components of the gains or losses related to derivatives that qualify as cash flow hedges:

	Amount of (losses) gains recognized at December 31
Derivatives designated as cash flow hedging instruments	2013	2012	2011

Interest rate swaps, net of tax (benefit) expense of ($238), ($950), and ($6,542), at December 31, 2013, 2012, and 2011, respectively	$(443)	(1,763)	(12,149)

Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2013	2012

Options:
Purchased (asset):
Amortized cost	$397,427	360,834
Fair value	603,043	288,296
Notional	29,396,102	19,359,512

Sold (liability):
Basis	$305,781	126,873
Fair value	415,813	78,060
Notional	25,178,432	13,969,973

Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as cash flow hedging instruments	2013	2012

Interest rate swaps	$1,570	2,251

Total cash flow hedging instruments	1,570	2,251

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net

OTC	184,313	211,032
ETO	381	(2,572)
SAR	2,536	1,777
GMWB	(45,772)	(957,865)
GMAB	(107,973)	(345,703)
MVLO	(11,756,097)	(9,657,994)
CDO embedded derivative	3,819	3,938
TRS	(24,405)	(47,759)
Other embedded derivative	1,903	2,526
Interest rate swaps	(730,399)	39,131

Total nonqualifying hedging instruments	(12,471,694)	(10,753,489)

Total derivative instruments	$(12,470,124)	(10,751,238)

Location in Consolidated Balance Sheets

Derivatives	$831,707	490,149
Account balances and future policy benefit reserves	(11,909,842)	(10,961,562)
Derivative liability	(1,391,989)	(279,825)

Total derivative instruments	$(12,470,124)	(10,751,238)

Gains or Losses Recognized in Income

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives designated as nonqualifying hedging instruments and		Amount of (losses) gains on derivatives recognized for the years ended December 31
certain hedged item, net	Location in Consolidated Statements of Operations	2013	2012	2011

MVLO	Policy fees	$568,744	518,420	408,196
MVLO	Policyholder benefits	10,191	(38,024)	(185,844)

MVLO	Change in fair value of annuity embedded derivatives	(2,677,038)	(1,165,614)	(798,291)
GMWB	Change in fair value of annuity embedded derivatives	912,073	59,087	(926,603)
GMAB	Change in fair value of annuity embedded derivatives	166,904	(33,658)	(259,744)

	Total change in fair value of annuity embedded derivatives	(1,598,061)	(1,140,185)	(1,984,638)

OTC	Change in fair value of assets and liabilities	(479,713)	(198,790)	213,500
ETO	Change in fair value of assets and liabilities	(11,538)	(119,830)	(148,046)
Futures	Change in fair value of assets and liabilities	1,693,399	(14,930)	(600,321)
SAR	Change in fair value of assets and liabilities	1,823	1,292	(938)
CDO embedded derivative	Change in fair value of assets and liabilities	(119)	(33)	(128)
Other embedded derivatives	Change in fair value of assets and liabilities	(623)	(2,151)	1,965
Forward commitments	Change in fair value of assets and liabilities	—	—	(473)
Interest rate swaps	Change in fair value of assets and liabilities	(684,511)	39,610	317,242
TRS	Change in fair value of assets and liabilities	391,726	152,174	38,346
Currency swaps	Change in fair value of assets and liabilities	—	(16,829)	(25,471)

	Total change in fair value of freestanding and other derivatives	910,444	(159,487)	(204,324)

	Total derivative loss, net	$(108,682)	(819,276)	(1,966,610)

Derivative Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts

Derivative assets	$823,449	—	823,449	(700,630)	(103,612)	19,207
Derivative liabilities	(1,391,989)	—	(1,391,989)	700,630	690,015	(1,344)

Net derivatives	$(568,540)	—	(568,540)	—	586,403	17,863

	December 31, 2012
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts

Derivative assets	$481,908	—	481,908	(259,700)	(220,433)	1,775
Derivative liabilities	(279,825)	—	(279,825)	259,700	16,072	(4,053)

Net derivatives	$202,083	—	202,083	—	(204,361)	(2,278)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts

Derivative assets	$823,449	—	823,449	(700,630)	(103,612)	19,207
Derivative liabilities	(1,391,989)	—	(1,391,989)	700,630	690,015	(1,344)

Net derivatives	$(568,540)	—	(568,540)	—	586,403	17,863

	December 31, 2012
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts

Derivative assets	$481,908	—	481,908	(259,700)	(220,433)	1,775
Derivative liabilities	(279,825)	—	(279,825)	259,700	16,072	(4,053)

Net derivatives	$202,083	—	202,083	—	(204,361)	(2,278)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.